STOCK BASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock-based compensation expense	$ 478,580	$ 1,124,488
Employee Stock [Member]
Stock-based compensation expense	476,002	290,100
NonEmployee Stock [Member]
Stock-based compensation expense	$ 2,578	$ 834,388